Summary of Significant Accounting Policies (Details) - Schedule of property and equipment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Less accumulated depreciation	$ (136,890)	$ (177,045)
Net property and equipment	55,682	114,249
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 169,003	239,641
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Equipment use full life	5
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Equipment use full life	7
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Equipment use full life	7
Property and equipment gross	$ 23,569	51,653
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Equipment use full life	Length of lease
Property and equipment gross